Intangible Assets - Summary of Changes in Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 531	$ 407	$ 424
Ending balance		1,108	531	407
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,696	1,505	1,496
Increases		82	90	33
Increases from business combinations		580
Translation effect		(31)	(12)	(60)
Adjustment for inflation	[1]	24	51	36
Decreases, reclassifications and other movements		(25)	62
Ending balance		2,326	1,696	1,505
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,165	1,098	1,072
Increases		61	43	37
Translation effect		(20)	(7)	(29)
Adjustment for inflation	[1]	15	31	18
Decreases, reclassifications and other movements		(3)
Ending balance		1,218	1,165	1,098
Service concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		320	261	258
Ending balance		367	320	261
Service concessions [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,050	964	933
Increases		74	86	31
Ending balance		1,124	1,050	964
Service concessions [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		730	703	675
Increases		27	27	28
Ending balance		757	730	703
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		110	110	110
Ending balance		636	110	110
Exploration rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		110	110	110
Increases from business combinations		580
Decreases, reclassifications and other movements		(54)
Ending balance		636	110	110
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		101	36	56
Ending balance		105	101	36
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		536	431	453
Increases		8	4	2
Translation effect		(31)	(12)	(60)
Adjustment for inflation	[1]	24	51	36
Decreases, reclassifications and other movements		29	62
Ending balance		566	536	431
Other intangibles [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		435	395	397
Increases		34	16	9
Translation effect		(20)	(7)	(29)
Adjustment for inflation	[1]	15	31	18
Decreases, reclassifications and other movements		(3)
Ending balance		$ 461	$ 435	$ 395

[1]	Corresponds to the adjustment for inflation of opening balances of intangible assets of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.